Discontinued operations - Income statement (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Discontinued operations
Revenue		$ 3,049,583
Cost of revenues		3,279,306
Gross profit (loss)		(229,723)
Operating expenses		530,486
Income (loss) from operations		(760,209)
Other income, net		514
Income before income taxes		(759,695)
Income taxes		0
Income from discontinued operations, net of tax	$ 0	$ (759,695)